CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 244,686	$ 451,355
Short-term deposits	526,328	411,687
Restricted deposits	13,669	7,012
Marketable securities	292,449	456,515
Trade receivables	42,086	30,367
Prepaid expenses and other current assets	28,519	32,877
Total current assets	1,147,737	1,389,813
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	23,027	41,554
Property and equipment, net	108,738	50,437
Marketable securities	194,964	387,341
Intangible assets, net	33,964	40,247
Goodwill	49,329	49,300
Operating lease right-of-use assets	200,608	101,095
Total long-term assets	610,630	669,974
TOTAL ASSETS	1,758,367	2,059,787
CURRENT LIABILITIES:
Trade payables	96,071	114,584
Employees and payroll accruals	86,113	83,251
Deferred revenues	529,205	484,446
Current portion of convertible notes, net	361,621	0
Accrued expenses and other current liabilities	88,194	62,816
Operating lease liabilities	29,268	29,201
Total current liabilities	1,190,472	774,298
LONG-TERM LIABILITIES:
Convertible Notes Payable, Noncurrent	566,566	922,974
Long-term deferred revenues	70,594	59,966
Long-term deferred tax liabilities	14,902	72,803
Other long-term liabilities	6,093	2,267
Long-term operating lease liabilities	172,982	81,764
Total long-term liabilities	831,137	1,139,774
Total liabilities	2,021,609	1,914,072
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2022 and 2021; Issued 59,973,409 and 58,149,325 shares at December 31, 2022 and 2021, respectively; Outstanding: 56,305,462 and 57,254,189 shares at December 31, 2022 and 2021, respectively	108	111
Additional paid-in capital	1,274,968	994,795
Treasury Shares at cost, 3,667,947 ordinary shares as of December 31, 2022 and 895,136 as of December 31, 2021	(431,862)	(199,997)
Accumulated other comprehensive income (loss)	(33,455)	(1,056)
Accumulated deficit	(1,073,001)	(648,138)
Total shareholders' equity (deficiency)	(263,242)	145,715
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 1,758,367	$ 2,059,787
Common stock, par or stated value per share (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000